Intangible Assets, Net (Details) - Schedule of intangible assets, net consist - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Finite-Lived Intangible Assets [Line Items]
Total	$ 301,691	$ 286,490
Less: accumulated amortization	(123,208)	(111,714)
Intangible assets, net	$ 178,483	174,776
Land use rights [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	50 years
Total	$ 278,327	264,304
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Total	$ 23,364	$ 22,186